Other Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Floating Rate Loan Stock, Notes Outstanding

(in millions)
Issue Date	Currency	Maturity	Redeemable	Rate Structure	Interest Rate at December 31, 2011	Amount
12/08/2004	U.S. Dollar	11/15/2034	12/08/2009	6 month LIBOR + 4.2%	4.61%	$6.5
09/06/2005	Euro	08/22/2035	09/06/2010	3 month LIBOR + 4.0%	5.47%	16.1
10/31/2006	U.S. Dollar	01/15/2036	01/15/2011	6 month LIBOR + 4.0%	4.41%	10.0
10/31/2006	Euro	11/22/2036	10/31/2011	3 month LIBOR + 4.0%	5.47%	14.0
06/08/2007	Euro	09/15/2037	06/08/2012	3 month LIBOR + 3.9%	5.33%	18.1

						$64.7